Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Schedule of Financial Instrument Risk

	Number of Gold Notes	Amount
Acquisition of Aris Gold’s gold-linked note liability	67,926,572	$68,592
Repayments	(1,920,226)	(1,847)
Change in fair value through profit and loss (Note 19)	—	(910)
Change in fair value through other comprehensive income due to changes in credit risk	—	1,310
Fair value allocated to Gold Notes as at December 31, 2022	66,006,346	67,145
Repayments	(7,388,882)	(7,388)
Change in fair value through profit and loss (Note 19)	—	8,950
Change in fair value through other comprehensive income due to changes in credit risk	—	(5,397)
As at December 31, 2023	58,617,464	63,310
Less: current portion	(14,777,512)	(14,778)
Non-current portion as at December 31, 2023	43,839,952	$48,532

	Number of Debentures	Amount
As at December 31, 2021	18,000	$19,466
Change in fair value through profit and loss (Note 19)	—	(4,552)
Change in FVOCI due to changes in credit risk	—	(546)
Exchange difference	—	(1,186)
As at December 31, 2022	18,000	$13,182
Change in fair value through profit and loss (Note 19)	—	1,032
Change in FVOCI due to changes in credit risk	—	(301)
Current portion as at December 31, 2023	18,000	$13,913
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities are recognized in the statements of financial position at fair value are categorized as follows:

	December 31, 2023		December 31, 2022
	Level 1	Level 2	Level 1	Level 2
				(Recast - Note 13c)
Gold Notes (Note 10b)	—	$63,310	—	$67,145
Warrant liabilities (Note 13c)	26,053	553	20,840	954
DSU and PSU liabilities (Note 9)	1,903	2,804	826	293
Investments and other assets (Note 7c)	4,254	5,505	—	412
Convertible Debentures (Note 10c)	—	13,913	—	13,182
Total	$32,210	$86,085	$21,666	$81,986

Schedule of Financial Instrument Risks	The levels in the fair value hierarchy into which the Company’s financial assets and liabilities are recognized in the statements of financial position at fair value are categorized as follows:

	December 31, 2023		December 31, 2022
	Level 1	Level 2	Level 1	Level 2
				(Recast - Note 13c)
Gold Notes (Note 10b)	—	$63,310	—	$67,145
Warrant liabilities (Note 13c)	26,053	553	20,840	954
DSU and PSU liabilities (Note 9)	1,903	2,804	826	293
Investments and other assets (Note 7c)	4,254	5,505	—	412
Convertible Debentures (Note 10c)	—	13,913	—	13,182
Total	$32,210	$86,085	$21,666	$81,986

Schedule of Credit Risk

	December 31, 2023	December 31, 2022
Trade	$3,505	$13,576
VAT receivable	40,045	30,489
Tax recoverable	4,503	1,783
Other, net of allowance for doubtful accounts	1,386	2,814
Total	$49,439	$48,662

Schedule of Liquidity Risk
Scheduled Amortizing Payments of the Gold Notes at $1,400 per ounce are as follows:

	2024	2025	2026	2027	Total
Gold ounces	10,555	11,523	11,611	8,180	41,869
Principal repayments	$14,777	$16,132	$16,255	$11,453	$58,617

	2023	2022
Repayments	$7,388	$1,920
Gold premiums	2,788	490
Interest payment	4,696	1,262
The Company’s undiscounted commitments at December 31, 2023 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Trade, tax and other payables	$75,633	$—	$—	$—	$75,633
Reclamation and closure costs	2,235	2,046	6,255	22,958	33,494
Lease payments	2,369	2,266	498	908	6,041
Gold Notes	24,357	48,036	15,516	—	87,909
Senior unsecured notes	20,625	333,115	—	—	353,740
Convertible Debentures	13,864	—	—	—	13,864
Other contractual commitments	1,500	—	—	55,400	56,900
Total	$140,583	$385,463	$22,269	$79,266	$627,581

Schedule of Foreign Currency Risk
The following table summarizes the Company’s net financial assets and liabilities denominated in Canadian dollars, Colombian pesos and Guyanese dollar (in US dollar equivalents) as of December 31, 2023 and December 31, 2022, as well as the effect on earnings and other comprehensive earnings after-tax of a 10% appreciation or depreciation in the foreign currencies against the US dollar on the financial and non-financial assets and liabilities of the Company, if all other variables remain constant:

	December 31, 2023	Impact of a 10% Change	December 31, 2022	Impact of a 10% Change
Canadian Dollars (C$)	(15,664)	(1,425)	(26,383)	(2,638)
Colombian Peso (COP)	11,301	1,027	(19,257)	(1,926)
Guyanese Dollar (GYD)	100	9	(2,498)	(250)
15.    Financial Risk Management (cont.)